First Trust Bloomberg Emerging Market Democracies ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
First Trust Bloomberg Emerging Market Democracies ETF | First Trust Bloomberg Emerging Market Democracies ETF
Prospectus [Line Items]
Annual Return [Percent]	57.32%	(3.61%)